DEBT (Tables)	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Schedule of long-term debt
Total debt was comprised of the following:

	March 31, 2018	December 31, 2017
2023 Notes	$525,000	$525,000
Revolving Credit Facility (a)	20,000	29,700
Total debt outstanding	545,000	554,700
Unamortized debt issuance costs	(8,783)	(9,281)
Unamortized 2023 Notes premium	3,239	3,374
Net carrying value of debt	$539,456	$548,793
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(a) PBFX had $4,010 outstanding letters of credit and $335,990 available under its five-year $360,000 revolving credit facility (the “Revolving Credit Facility”) as of March 31, 2018.